Application of New Amended and Revised Standards and Interpretations - Schedule of New Amended or Revised Standards and Interpretations (Detail)	6 Months Ended
Jun. 30, 2021
Amendments To IFRS 3
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRSs including
Effective Date Announced by IASB	Jan. 01, 2021
Amendments to IFRS 9 IAS 39 IFRS 7 IFRS 4 and IFRS 1614
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Phase 2 amendments ‘Interest Rate Benchmark Reform: Amendments to IFRS 9 “Financial Instruments”, IAS 39 “Financial Instruments: Recognition and Measurement”, IFRS 7 “Financial Instruments”, and IFRS 16 “Leases”
Effective Date Announced by IASB	Jan. 01, 2021
Amendments To IFRS 10 And IAS 28
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”
Effective Date Announced by IASB	To be determined by IASB
IFRS 17
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
New, Amended or Revised Standards and Interpretations	IFRS 17 “Insurance Contracts”
Effective Date Announced by IASB	Jan. 01, 2023